SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 9) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income basic earnings per share - income available to shareholders	$ 73,705	$ 80,833	$ 80,687
Amount for diluted earnings per share - income available to shareholders	$ 73,721	$ 80,541	$ 80,219
Weighted average shares outstanding
Denominator for basic net earnings per share (in shares)	14,071	13,929	13,725
Effect of dilutive securities (in shares)	673	479	398
Denominator for diluted net earnings per share (in shares)	14,744	14,408	14,123
Basic net earnings per share (in dollars per share)	$ 5.24	$ 5.80	$ 5.88
Diluted net earnings per share (in dollars per share)	$ 5.00	$ 5.59	$ 5.68